Schedule of Variable Interest Entities, Financial Performance & Cash Flow (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 1		23,169
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 2		31,374
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 3		42,714
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 4	6,856
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 5		(1,864)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 6		2,344
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 7		(6,608)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 8	(1,061)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 9		(5,409)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 10		(3,540)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 11		(6,181)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 12	(992)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 13		5,424
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 14		(16,424)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 15		(53,811)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 16	(8,637)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 17		0
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 18		0
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 19		0
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 20	$ 0